Borrowings - Summary of Redeemable convertible preferred stock (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2021
Disclosure Of Redeemable Convertible Preferred Stock [Line Items]
Percentage of Dividend yield	1.00%
BOOK CLUB MILLIE [Member] | Redeemable convertible preferred stock [member]
Disclosure Of Redeemable Convertible Preferred Stock [Line Items]
Compound Interest Rate Used For Arriving At Repayment Value	6.00%
BOOK CLUB MILLIE [Member] | Redeemable convertible preferred stock [member] | For Select Orders [Member]
Disclosure Of Redeemable Convertible Preferred Stock [Line Items]
Compound Interest Rate Used For Arriving At Repayment Value	3.00%